Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Contract with customer, liability, revenue recognized	$ 56.0	$ 50.7
Revenue, remaining performance obligation	$ 956.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue from Contract with Customer [Abstract]
Expected timing of satisfaction, period	12 months
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	19.00%
Expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	29.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Minimum
Revenue from Contract with Customer [Abstract]
Expected timing of satisfaction, period	13 months
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01 | Maximum
Revenue from Contract with Customer [Abstract]
Expected timing of satisfaction, period	36 months
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	26.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Minimum
Revenue from Contract with Customer [Abstract]
Expected timing of satisfaction, period	37 months
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	37 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Maximum
Revenue from Contract with Customer [Abstract]
Expected timing of satisfaction, period	60 months
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	60 months